Lease Liabilities - Summary of Undiscounted Cash Flows For Finance Leases (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finance Lease, Liability, Payment, Due [Abstract]
2021	$ 3,910,052
2022	3,768,295
2023	3,347,796
2024	2,749,931
2025	1,893,323
Thereafter	1,762,745
Total minimum lease payments	17,432,142
Less: Amount of lease payments representing interest	(1,858,556)
Present value of future minimum lease payments	15,573,586	$ 8,415,404
Less: Current portion of finance lease liabilities	(3,264,806)	(1,789,995)
Non-current portion of finance lease liabilities	$ 12,308,780	$ 6,625,409